Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	September 30,	December 31,
	2016	2015

Prepaid rent (New York office)	$1,859	$1,767
Prepaid Rent (Muscat, Oman Office)	8,970	-
Other prepaid expenses	261	-
Total	$11,090	$1,767

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31,	December 31,
	2015	2014

Travel Advances	$–	$5,000

Prepaid office salaries (Muscat, Oman office)	–	780

Prepaid rent (New York office)	1,767	–

Total	$1,767	$5,780